COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Rent Expense	$ 19,404	$ 17,743
Lease Expiration Date	Sep. 15, 2012